UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Ricky C. Sandler          New York, New York        02/14/05
  -------------------------    ------------------------     --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        83
                                               -------------

Form 13F Information Table Value Total:        $1,953,409
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE


                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
Albertson's Inc                 Common        013104104    2,388    100,000    SH        SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
Align Technology Inc            Common        016255101    1,075    100,000    SH        SOLE             100,000
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Alliance Gaming Corp            Common        01859P609   14,155  1,025,000    SH        SOLE           1,025,000
------------------------------------------------------------------------------------------------------------------------------------
American Greetings Corp         Common        026375105    1,901     75,000    SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co       Common        027070101    1,744     75,000    SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp          Common        03073E105    2,934     50,000    SH        SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
Aramark Corp                    Common        038521100   84,832  3,200,000    SH        SOLE           3,200,000
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems Inc                 Common        073325102   30,789  3,475,000    SH        SOLE           3,475,000
------------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc             Common        075811109    6,699    100,000    SH        SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club Inc         Common        05548J106    2,185     75,000    SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster - Class B           Common        093679207   17,620  2,000,000    SH        SOLE           2,000,000
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Blockbuster Inc                 Common        093679108    4,770    500,000    SH        SOLE             500,000
------------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technology Common        2181334     29,187  1,185,000    SH        SOLE           1,185,000
------------------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores  Common        168905107      741     20,000    SH        SOLE              20,000
------------------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Co          Common        171046105    1,384     75,000    SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Claire's Stores Inc             Common        179584107    1,063     50,000    SH        SOLE              50,000
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Cooper Tire & Rubber            Common        216831107    4,310    200,000    SH        SOLE             200,000
------------------------------------------------------------------------------------------------------------------------------------
Cost Plus, Inc.                 Common        221485105    2,410     75,000    SH        SOLE              75,000
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Countrywide PLC                 Common        B00FQ06     31,812  5,110,000    SH        SOLE           5,110,000
------------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                      Common        0237400    128,089  9,000,000    SH        SOLE           9,000,000
------------------------------------------------------------------------------------------------------------------------------------
Electronics Boutique Hldgs Corp Common        286045109    3,221     75,000    SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Elior SCA Ord                   Common        5911334     40,893  3,600,000    SH        SOLE           3,600,000
------------------------------------------------------------------------------------------------------------------------------------
EMI Group PLC                   Common        0044473     97,334 19,175,000    SH        SOLE          19,175,000
------------------------------------------------------------------------------------------------------------------------------------
First Data Corporation          Common        319963104   31,905    750,000    SH        SOLE             750,000
------------------------------------------------------------------------------------------------------------------------------------
Fluor Corp                      Common        343412102    2,726     50,000    SH        SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA   ADR           344419106   49,453    940,000    SH        SOLE             940,000
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GameStop Corp                   Common        36466R101    2,236    100,000    SH        SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co        Common        367905106   83,060  2,000,000    SH        SOLE           2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar TV Guide Int'l Inc      Common        36866W106   11,840  2,000,000    SH        SOLE           2,000,000
------------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corp             Common        400518106   44,115  1,700,000    SH        SOLE           1,700,000
------------------------------------------------------------------------------------------------------------------------------------
Health Mgt Assoc Inc            Common        421933102    3,408    150,000    SH        SOLE             150,000
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Hearst-Argyle Television Inc    Common        422317107    1,979      75,000   SH        SOLE              75,000
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Heidrick & Struggles Inc        Common        422819102   58,687   1,712,500   SH        SOLE           1,712,500
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Hilton Group PLC                Common        0500254     51,499   9,450,000   SH        SOLE           9,450,000
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Jack Henry & Assoc Inc          Common        426281101    1,991     100,000   SH        SOLE             100,000
------------------------------------------------------------------------------------------------------------------------------------
JC Penney Co                    Common        708160106   14,490     350,000   SH        SOLE             350,000
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Company                Common        488044108    2,588      75,000   SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Kerzner Intl Ltd                Common        P6065Y107   39,033     650,000   SH        SOLE             650,000
------------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                  Common        3319521      6,823   1,150,000   SH        SOLE           1,150,000
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Knight Ridder Inc               Common        499040103    4,686      70,000   SH        SOLE              70,000
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Lamar Advertising Co            Common        512815101    3,850      90,000   SH        SOLE              90,000
------------------------------------------------------------------------------------------------------------------------------------
Landry's Restaurant             Common        51508L103    2,180      75,000   SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp            Common        517834107    3,600      75,000   SH        SOLE              75,000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp Class A             Common        526057104   52,996     935,000   SH        SOLE             935,000
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Comm Inc                Common        52729N100    2,543     750,000   SH        SOLE             750,000
------------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises Inc          Common        57383M108    3,072     150,000   SH        SOLE             150,000
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Masonite Int'l Corp             Common        2699989CA   83,281   2,425,000   SH        SOLE           2,425,000
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                 Common        594918104   22,203     830,962   SH        SOLE             830,962
------------------------------------------------------------------------------------------------------------------------------------
Molson Inc Cl A                 Common        2598581CA   30,403   1,030,000   SH        SOLE           1,030,000
------------------------------------------------------------------------------------------------------------------------------------
Movie Gallery Inc               Common        624581104    5,721     300,000   SH        SOLE             300,000
------------------------------------------------------------------------------------------------------------------------------------
NDC Health Corp                 Common        639480102    4,648     250,000   SH        SOLE             250,000
------------------------------------------------------------------------------------------------------------------------------------
News Corp Ltd                   Common        65248E104   33,745   1,808,400   SH        SOLE           1,808,400
------------------------------------------------------------------------------------------------------------------------------------
NII Holdings Inc                Common        62913F201   20,878     440,000   SH        SOLE             440,000
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North Fork Banc Inc             Common        659424105   21,872     758,122   SH        SOLE             758,122
------------------------------------------------------------------------------------------------------------------------------------
OCA Inc                         Common        67083Q101    1,905     300,000   SH        SOLE             300,000
------------------------------------------------------------------------------------------------------------------------------------
OfficeMax Inc                   Common        67622P101   23,535     750,000   SH        SOLE             750,000
------------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear CA Inc          Common        694873100      668      30,000   SH        SOLE              30,000
------------------------------------------------------------------------------------------------------------------------------------
PalmOne Inc                     Common        69713P107      223       7,079   SH        SOLE               7,079
------------------------------------------------------------------------------------------------------------------------------------
PalmSource Inc                  Common        697154102       28       2,191   SH        SOLE               2,191
------------------------------------------------------------------------------------------------------------------------------------
PFSWeb Inc                      Common        717098107      629     221,629   SH        SOLE             221,629
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp          Common        731572103   28,968     680,000   SH        SOLE             680,000
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc                 Common        745867101   41,470     650,000   SH        SOLE             650,000
------------------------------------------------------------------------------------------------------------------------------------
Renault SA                      Common          4712798  119,598   1,433,500   SH        SOLE           1,433,500
------------------------------------------------------------------------------------------------------------------------------------
Ross Stores Inc                 Common        778296103   47,058   1,630,000   SH        SOLE           1,630,000
------------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp                 Common        807066105    4,620     125,000   SH        SOLE             125,000
------------------------------------------------------------------------------------------------------------------------------------
Shuffle Master Inc              Common        825549108    7,065     150,000   SH        SOLE             150,000
------------------------------------------------------------------------------------------------------------------------------------
Stratos International Inc       Common        863100202       15       3,340   SH        SOLE               3,340
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc        Common        867363103   88,531   3,125,000   SH        SOLE           3,125,000
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living Inc       Common        86768K106    2,318      50,000   SH        SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                   Common        871503108   30,912   1,200,000   SH        SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Taser Int'l Inc                 Common        87651B104    6,330     200,000   SH        SOLE             200,000
------------------------------------------------------------------------------------------------------------------------------------
Telewest Global Inc             Common        87956T107   43,950   2,500,000   SH        SOLE           2,500,000
------------------------------------------------------------------------------------------------------------------------------------
The Sports Authority            Common        84917U109      773      30,000   SH        SOLE              30,000
------------------------------------------------------------------------------------------------------------------------------------
Timberland Co                   Common        887100105    1,880      30,000   SH        SOLE              30,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc                 Common        887317105   28,203   1,450,000   SH        SOLE           1,450,000
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp                      Common        902973304   18,645     595,316   SH        SOLE             595,316
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp           Common        923436109   13,447     471,000   SH        SOLE             471,000
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc Cl B                 Common        925524308   46,397   1,275,000   SH        SOLE           1,275,000
------------------------------------------------------------------------------------------------------------------------------------
W.P. Stewart & Co Ltd           Common        G84922106   29,102   1,230,000   SH        SOLE           1,230,000
------------------------------------------------------------------------------------------------------------------------------------
Wellpoint Inc                   Common        94973H108  123,625   1,075,000   SH        SOLE           1,075,000
------------------------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores Inc           Common        974280109      228      50,000   SH        SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
Wynn Resorts, Ltd               Common        983134107    3,346      50,000   SH        SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands Inc                 Common        988498101   26,893     570,000   SH        SOLE             570,000
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